FORM N-SAR-U
                               ANNUAL REPORT
                         FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:               /   /       (a)

or fiscal year ending:                            12/31/98    (b)

Is this a transition report?:(Y/N)                    N
                                                  --------

Is this an amendment to a previous filing? (Y/N)      N
                                                  --------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:    First Investors Single Payment and Periodic Payment
                            Plans for the Accumulation of Shares of Vanguard
                            Wellington Fund, Inc.

    B.  File Number:        811-343

    C.  Telephone Number:
                            (212) 858-8000

2.  A.  Street:             95 Wall Street

    B.  City:  New York     C.  State: New York  D.  Zip Code: 10005   Zip Ext:

    E.  Foreign Country:                                                Foreign Postal Code:


3.      Is this the first filing on this form by Registrant? (Y/N)              N
                                                                        --------------------


4.      Is this the last filing on this form by Registrant? (Y/N)               N
                                                                        --------------------

5.      Is Registrant a small business investment company (SBIC)?               N
        (Y/N)                                                           --------------------
        [If answer is "Y" (Yes), complete only items 89 through 110.]

6.      Is Registrant a unit investment trust (UIT)?  (Y/N)                     Y
        [If answer is "Y" (Yes), complete only items 111 through 132.]  --------------------

7.  A.  Is Registrant a series or multiple portfolio company? (Y/N)
        [If answer is "N" (No), go to item 8.]                          --------------------

    B.  How many separate series or portfolios did Registrant
        have at the end of the period?                                  --------------------


                                                                                 ------------------------
                                                                                 If filing more than one
           For period ending  12/31/98                                           Page 50, "X" box:   [_]
                              ----------------                                   ------------------------

           File number  811-  343
                              ----------------



123.     [/]   State the total value of the additional units considered in
               answering item 122 ($000's omitted)                              $
                                                  --------------------------    --------------

124.     [/]   State the total value of units of prior series that were
               placed in the portfolios of subsequent series during the
               current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's
               omitted)                                                         $
                         ---------------------------------------------------    --------------

125.     [/]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
               principal underwriter and any underwriter which is an
               affiliated person of the principal underwriter during the
               current period solely from the sale of units of all series of
               Registrant ($000's omitted)                                      $     0
                                           ---------------------------------    --------------

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
         (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)
                                                                                $     0
                                          ---------------------------------     --------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                         Number of      Total Assets    Total Income
                                                          Series          ($000's      Distributions
                                                         Investing        omitted)    (000's omitted)
                                                         ---------        -------     ---------------

A.       U.S. Treasury direct issue
                                    -----------------    ---------       $--------     $ --------

B.       U.S. Government agency
                                ----------------------   ---------       $--------     $ --------

C.       State and municipal tax-free
                                      ---------------    ---------       $--------     $ --------

D.       Public utility debt
                             ------------------------    ---------       $--------     $ --------

E.       Brokers or dealers debt or debt of brokers'
         or dealers' parent
                            -------------------------    ---------       $--------     $ --------

F.       All other corporate intermed. & long-term
         debt
              ---------------------------------------    ---------       $--------     $ --------




G.       All other corporate short-term debt
                                             --------    ---------       $--------     $ --------


H.       Equity securities of brokers or dealers or
         parents of brokers or dealers
                                       --------------    ---------       $--------     $ --------


I.       Investment company equity securities                1             189,726        6,889
                                              -------    ---------       $--------     $ --------

J.       All other equity securities
                                     ----------------    ---------       $--------     $ --------


K.       Other securities
                          ---------------------------     ---------      $--------     $ --------

L.       Total assets of all series of registrants                         189,726
                                                   --     ---------      $--------     $ --------




                                                                                 ------------------------
                                                                                 If filing more than one
           For period ending  12/31/98                                           Page 50, "X" box:  [  ]
                              -------------                                      ------------------------

           File number  811-  343
                              -------------


128.     [/]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
               (Y/N)
                    ----------------------------------------------------------    ------------
                                                                                  Y/N

129.     [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                 -----------------------------   ------------
                                                                                 Y/N
               [If answer is "N" (No), go to item 131.]

130.     [/]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                          -------------------    ------------
                                                                                 Y/N
               [If answer is "N" (No), go to item 131.]

131.     Total  expenses  incurred by all series of  Registrant  during the
         current reporting period ($000's omitted)                               $   32
                                                   ---------------------------   ------------


132.           [/]  List  the  "811"  (Investment   Company  Act  of  1940)
               registration  number for all Series of  Registrant  that are being included in this filing

811-                   811-                811-                811-                 811-
    ------------           ------------        ------------        ------------         ------------

811-                   811-                811-                811-                 811-
    ------------           ------------        ------------        ------------         ------------

811-                   811-                811-                811-                 811-
    ------------           ------------        ------------        ------------         ------------

        This report is signed on behalf of the depositor in the City and State of New York on the 23rd day of February, 1999.



                                                    FIRST INVESTORS CORPORATION
                                                    Depositor

Witness        /S/ Larry R. Lavoie                  By /S/ Marvin M. Hecker
               -------------------                     --------------------
               Larry R. Lavoie                         Marvin M. Hecker
               Secretary                               President